UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05262
MFS SERIES TRUST VIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Income Fund
Class A-MFIOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.73%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOA-SEM

MFS® Income Fund
Class B-MIOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.48%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOB-SEM

MFS® Income Fund
Class C-MIOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.48%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOC-SEM

MFS® Income Fund
Class I-MFIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.48%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOI-SEM

MFS® Income Fund
Class R6-MFIWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOR6-SEM

MFS® Global Growth Fund
Class A-MWOFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$59	1.22%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFA-SEM

MFS® Global Growth Fund
Class B-MWOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFB-SEM

MFS® Global Growth Fund
Class C-MWOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFC-SEM

MFS® Global Growth Fund
Class I-MWOIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$47	0.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFI-SEM

MFS® Global Growth Fund
Class R1-MWOGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR1-SEM

MFS® Global Growth Fund
Class R2-MGWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$72	1.47%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR2-SEM

MFS® Global Growth Fund
Class R3-MWOHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$59	1.22%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR3-SEM

MFS® Global Growth Fund
Class R4-MWOJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$47	0.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR4-SEM

MFS® Global Growth Fund
Class R6-MWOKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.89%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 1.8%
Kweichow Moutai Co. Ltd., “A”	78,063	$ 16,627,673
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	23,953	$ 13,239,243
NIKE, Inc., “B”	127,331	7,181,468
		$20,420,711
Automotive – 0.5%
Aptiv PLC (a)	76,946	$ 4,390,539
Broadcasting – 1.1%
Walt Disney Co.	104,536	$ 9,507,549
Brokerage & Asset Managers – 2.9%
Brookfield Asset Management Ltd.	165,527	$ 8,832,269
Charles Schwab Corp.	111,318	9,061,285
CME Group, Inc.	27,729	7,683,152
		$25,576,706
Business Services – 8.4%
Accenture PLC, “A”	76,288	$ 22,821,555
CGI, Inc.	125,686	13,327,129
Experian PLC	105,575	5,236,145
Fiserv, Inc. (a)	66,385	12,252,679
Thomson Reuters Corp.	9,343	1,738,546
TransUnion	235,527	19,539,320
		$74,915,374
Computer Software – 9.8%
Microsoft Corp.	142,867	$ 56,469,611
OBIC Co. Ltd.	281,000	9,808,861
Salesforce, Inc.	78,851	21,188,052
		$87,466,524
Computer Software - Systems – 3.3%
Apple, Inc.	89,951	$ 19,114,588
Capgemini	68,499	10,897,150
		$30,011,738
Construction – 2.8%
Otis Worldwide Corp.	100,529	$ 9,677,927
Pool Corp.	19,164	5,617,735
Sherwin-Williams Co.	26,910	9,497,077
		$24,792,739
WGFFS-SEM
1

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.7%
Church & Dwight Co., Inc.	183,361	$ 18,215,082
Estée Lauder Cos., Inc., “A”	141,122	8,461,675
L’Oréal S.A.	15,558	6,820,828
		$33,497,585
Electrical Equipment – 6.3%
Amphenol Corp., “A”	201,398	$ 15,497,576
Hubbell, Inc.	43,811	15,911,279
Schneider Electric SE	68,459	16,041,247
TE Connectivity PLC	60,259	8,820,713
		$56,270,815
Electronics – 6.3%
Analog Devices, Inc.	33,798	$ 6,587,906
NVIDIA Corp.	173,178	18,862,548
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	158,637	26,443,202
Texas Instruments, Inc.	26,648	4,265,012
		$56,158,668
Food & Beverages – 3.4%
McCormick & Co., Inc.	139,253	$ 10,675,135
Nestle S.A.	73,493	7,812,778
PepsiCo, Inc.	89,785	12,173,050
		$30,660,963
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	45,870	$ 10,342,768
General Merchandise – 1.5%
B&M European Value Retail S.A.	1,349,589	$ 6,076,789
Dollarama, Inc.	58,467	7,214,012
		$13,290,801
Insurance – 2.7%
Aon PLC	44,099	$ 15,645,884
Marsh & McLennan Cos., Inc.	37,629	8,484,211
		$24,130,095
Interactive Media Services – 1.4%
Alphabet, Inc., “A”	67,605	$ 10,735,674
NAVER Corp.	15,300	2,158,037
		$12,893,711
Internet – 0.6%
Gartner, Inc. (a)	12,212	$ 5,142,229
Leisure & Toys – 2.7%
Tencent Holdings Ltd.	400,300	$ 24,630,352
2

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.7%
Daikin Industries Ltd.	104,500	$ 11,909,550
Eaton Corp. PLC	50,895	14,981,961
Graco, Inc.	75,019	6,122,301
		$33,013,812
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	38,960	$ 5,900,103
Veeva Systems, Inc. (a)	18,515	4,326,770
		$10,226,873
Medical Equipment – 10.4%
Agilent Technologies, Inc.	145,684	$ 15,675,598
Becton, Dickinson and Co.	60,173	12,461,227
Boston Scientific Corp. (a)	84,070	8,648,281
Danaher Corp.	74,977	14,945,165
Mettler-Toledo International, Inc. (a)	9,321	9,978,783
STERIS PLC	87,617	19,691,045
Stryker Corp.	17,238	6,445,633
Thermo Fisher Scientific, Inc.	11,507	4,936,503
		$92,782,235
Other Banks & Diversified Financials – 10.3%
Credicorp Ltd.	61,402	$ 12,414,870
HDFC Bank Ltd.	1,011,410	23,045,429
Julius Baer Group Ltd.	66,184	4,269,263
Mastercard, Inc., “A”	15,032	8,238,438
Moody's Corp.	24,814	11,243,720
Visa, Inc., “A”	94,511	32,653,550
		$91,865,270
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	57,719	$ 10,198,536
Railroad & Shipping – 2.1%
Canadian Pacific Kansas City Ltd.	255,740	$ 18,533,478
Restaurants – 0.3%
Starbucks Corp.	36,519	$ 2,923,346
Specialty Chemicals – 0.6%
Sika AG	22,685	$ 5,677,094
Specialty Stores – 2.1%
Ross Stores, Inc.	68,831	$ 9,567,509
TJX Cos., Inc.	70,088	9,018,924
		$18,586,433
Telecom - Infrastructure – 2.9%
American Tower Corp., REIT	76,789	$ 17,309,008
Cellnex Telecom S.A.	220,119	8,907,038
		$26,216,046
3

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.1%
CMS Energy Corp.	251,092	$ 18,492,926
Total Common Stocks (Identified Cost, $604,313,523)		$889,243,589
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $5,994,621)	5,994,621	$ 5,994,621
Other Assets, Less Liabilities – (0.0)%		(352,243)
Net Assets – 100.0%		$894,885,967
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,994,621 and $889,243,589, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $604,313,523)	$889,243,589
Investments in affiliated issuers, at value (identified cost, $5,994,621)	5,994,621
Foreign currency, at value (identified cost, $26)	26
Receivables for
Fund shares sold	577,224
Dividends	1,088,510
Receivable from investment adviser	30,797
Other assets	20,404
Total assets	$896,955,171
Liabilities
Payable to custodian	$975
Payables for
Fund shares reacquired	673,461
Payable to affiliates
Administrative services fee	675
Shareholder servicing costs	165,163
Distribution and service fees	5,497
Payable for independent Trustees' compensation	3,764
Deferred foreign capital gains tax expense payable	1,092,056
Accrued expenses and other liabilities	127,613
Total liabilities	$2,069,204
Net assets	$894,885,967
Net assets consist of
Paid-in capital	$576,184,926
Total distributable earnings (loss)	318,701,041
Net assets	$894,885,967
Shares of beneficial interest outstanding	14,795,970
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$338,941,387	5,712,195	$59.34
Class B	1,155,930	24,761	46.68
Class C	9,998,674	217,776	45.91
Class I	151,158,722	2,449,557	61.71
Class R1	654,806	14,304	45.78
Class R2	2,019,532	36,111	55.93
Class R3	14,465,743	245,674	58.88
Class R4	5,731,235	95,663	59.91
Class R6	370,759,938	5,999,929	61.79
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $62.96 [100 / 94.25 x $59.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Global Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,747,410
Dividends from affiliated issuers	195,256
Income on securities loaned	740
Other	266
Foreign taxes withheld	(212,146)
Total investment income	$5,731,526
Expenses
Management fee	$4,257,111
Distribution and service fees	535,088
Shareholder servicing costs	310,341
Administrative services fee	70,081
Independent Trustees' compensation	10,275
Custodian fee	47,436
Shareholder communications	34,265
Audit and tax fees	47,673
Legal fees	2,324
Miscellaneous	100,383
Total expenses	$5,414,977
Fees paid indirectly	(69)
Reduction of expenses by investment adviser and distributor	(450,236)
Net expenses	$4,964,672
Net investment income (loss)	$766,854
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $50,916 foreign capital gains tax)	$36,217,279
Affiliated issuers	(1,955)
Foreign currency	(45,811)
Net realized gain (loss)	$36,169,513
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $141,301 increase in deferred foreign capital gains tax)	$(68,648,493)
Affiliated issuers	455
Translation of assets and liabilities in foreign currencies	42,920
Net unrealized gain (loss)	$(68,605,118)
Net realized and unrealized gain (loss)	$(32,435,605)
Change in net assets from operations	$(31,668,751)
See Notes to Financial Statements
6

MFS Global Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$766,854	$1,746,525
Net realized gain (loss)	36,169,513	50,142,649
Net unrealized gain (loss)	(68,605,118)	156,648,500
Change in net assets from operations	$(31,668,751)	$208,537,674
Total distributions to shareholders	$(48,207,993)	$(19,799,464)
Change in net assets from fund share transactions	$11,428,788	$(9,109,747)
Total change in net assets	$(68,447,956)	$179,628,463
Net assets
At beginning of period	963,333,923	783,705,460
At end of period	$894,885,967	$963,333,923
See Notes to Financial Statements
7

MFS Global Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$64.56	$52.27	$48.60	$65.93	$51.22	$46.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.01	$0.05	$(0.07)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	(2.06)	13.50	5.41	(13.29)	16.54	5.62
Total from investment operations	$(2.06)	$13.51	$5.46	$(13.36)	$16.50	$5.61
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.02)	$—	$—	$—	$(0.04)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.22)	$(1.79)	$(3.97)	$(1.79)	$(0.92)
Net asset value, end of period (x)	$59.34	$64.56	$52.27	$48.60	$65.93	$51.22
Total return (%) (r)(s)(t)(x)	(3.36)(n)	26.10	11.34	(21.58)	32.86	12.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.33	1.33	1.33	1.32	1.36
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.22	1.22	1.21
Net investment income (loss)	(0.01)(a)	0.01	0.09	(0.13)	(0.06)	(0.03)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$338,941	$367,242	$308,131	$287,675	$391,787	$290,411

See Notes to Financial Statements
8

MFS Global Growth Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$51.65	$42.32	$39.95	$55.29	$43.53	$39.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.36)	$(0.28)	$(0.41)	$(0.42)	$(0.32)
Net realized and unrealized gain (loss)	(1.62)	10.89	4.44	(10.96)	13.97	4.80
Total from investment operations	$(1.81)	$10.53	$4.16	$(11.37)	$13.55	$4.48
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$46.68	$51.65	$42.32	$39.95	$55.29	$43.53
Total return (%) (r)(s)(t)(x)	(3.74)(n)	25.17	10.51	(22.17)	31.86	11.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.07	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.77)(a)	(0.72)	(0.65)	(0.88)	(0.82)	(0.78)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$1,156	$1,667	$2,205	$2,646	$4,537	$4,277
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$50.85	$41.68	$39.37	$54.55	$42.96	$39.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.36)	$(0.28)	$(0.40)	$(0.41)	$(0.32)
Net realized and unrealized gain (loss)	(1.60)	10.73	4.38	(10.81)	13.79	4.74
Total from investment operations	$(1.78)	$10.37	$4.10	$(11.21)	$13.38	$4.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$45.91	$50.85	$41.68	$39.37	$54.55	$42.96
Total return (%) (r)(s)(t)(x)	(3.74)(n)	25.17	10.51	(22.17)	31.89	11.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.08	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.76)(a)	(0.74)	(0.66)	(0.88)	(0.81)	(0.78)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$9,999	$11,166	$10,322	$10,690	$17,013	$14,222

See Notes to Financial Statements
9

MFS Global Growth Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$67.10	$54.27	$50.27	$67.95	$52.63	$47.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.18	$0.07	$0.12	$0.09
Net realized and unrealized gain (loss)	(2.14)	14.02	5.61	(13.74)	17.01	5.79
Total from investment operations	$(2.06)	$14.19	$5.79	$(13.67)	$17.13	$5.88
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$(0.04)	$(0.02)	$(0.14)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.81)	$(1.02)
Net asset value, end of period (x)	$61.71	$67.10	$54.27	$50.27	$67.95	$52.63
Total return (%) (r)(s)(t)(x)	(3.25)(n)	26.43	11.62	(21.39)	33.19	12.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.08	1.08	1.07	1.10
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.24(a)	0.27	0.32	0.12	0.19	0.17
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$151,159	$147,069	$118,566	$91,871	$126,593	$98,214
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$50.70	$41.57	$39.27	$54.42	$42.86	$39.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.36)	$(0.28)	$(0.40)	$(0.40)	$(0.32)
Net realized and unrealized gain (loss)	(1.57)	10.69	4.37	(10.78)	13.75	4.73
Total from investment operations	$(1.76)	$10.33	$4.09	$(11.18)	$13.35	$4.41
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$45.78	$50.70	$41.57	$39.27	$54.42	$42.86
Total return (%) (r)(s)(t)(x)	(3.71)(n)	25.14	10.51	(22.17)	31.89	11.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.08	2.08	2.08	2.07	2.11
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.78)(a)	(0.75)	(0.66)	(0.88)	(0.79)	(0.80)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$655	$1,005	$651	$617	$766	$442

See Notes to Financial Statements
10

MFS Global Growth Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$61.10	$49.63	$46.34	$63.20	$49.29	$44.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.14)	$(0.08)	$(0.20)	$(0.18)	$(0.13)
Net realized and unrealized gain (loss)	(1.94)	12.81	5.16	(12.69)	15.88	5.42
Total from investment operations	$(2.01)	$12.67	$5.08	$(12.89)	$15.70	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$55.93	$61.10	$49.63	$46.34	$63.20	$49.29
Total return (%) (r)(s)(t)(x)	(3.48)(n)	25.79	11.06	(21.78)	32.52	11.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.57	1.58	1.58	1.57	1.61
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	(0.25)(a)	(0.24)	(0.16)	(0.38)	(0.31)	(0.27)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$2,020	$2,080	$2,260	$2,219	$4,491	$3,207
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$64.09	$51.99	$48.35	$65.62	$50.99	$46.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.01	$(0.01)	$(0.07)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss)	(2.05)	13.42	5.44	(13.23)	16.47	5.59
Total from investment operations	$(2.05)	$13.43	$5.43	$(13.30)	$16.42	$5.58
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$—	$—	$—	$(0.00)(w)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.16)	$(1.33)	$(1.79)	$(3.97)	$(1.79)	$(0.88)
Net asset value, end of period (x)	$58.88	$64.09	$51.99	$48.35	$65.62	$50.99
Total return (%) (r)(s)(t)(x)	(3.37)(n)	26.11	11.33	(21.59)	32.86	12.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.33	1.33	1.33	1.32	1.36
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	(0.01)(a)	0.01	(0.02)	(0.13)	(0.07)	(0.02)
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$14,466	$15,934	$14,615	$3,240	$4,915	$4,237

See Notes to Financial Statements
11

MFS Global Growth Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$65.25	$52.81	$48.97	$66.29	$51.38	$46.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.18	$0.07	$0.11	$0.11
Net realized and unrealized gain (loss)	(2.08)	13.64	5.45	(13.38)	16.60	5.64
Total from investment operations	$(2.01)	$13.80	$5.63	$(13.31)	$16.71	$5.75
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$(0.04)	$(0.01)	$(0.14)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.80)	$(1.02)
Net asset value, end of period (x)	$59.91	$65.25	$52.81	$48.97	$66.29	$51.38
Total return (%) (r)(s)(t)(x)	(3.26)(n)	26.42	11.61	(21.38)	33.19	12.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.08	1.08	1.07	1.11
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.23(a)	0.25	0.33	0.13	0.18	0.22
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$5,731	$10,693	$7,315	$1,816	$2,153	$1,613
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$67.21	$54.35	$50.31	$67.99	$52.65	$47.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.23	$0.12	$0.17	$0.14
Net realized and unrealized gain (loss)	(2.14)	14.04	5.60	(13.74)	17.01	5.78
Total from investment operations	$(2.04)	$14.26	$5.83	$(13.62)	$17.18	$5.92
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$—	$(0.09)	$(0.05)	$(0.16)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)
Total distributions declared to shareholders	$(3.38)	$(1.40)	$(1.79)	$(4.06)	$(1.84)	$(1.04)
Net asset value, end of period (x)	$61.79	$67.21	$54.35	$50.31	$67.99	$52.65
Total return (%) (r)(s)(t)(x)	(3.21)(n)	26.53	11.70	(21.31)	33.30	12.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.99	1.00	1.00	0.99	1.03
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.32(a)	0.35	0.41	0.20	0.27	0.28
Portfolio turnover rate	11(n)	23	24	20	22	39
Net assets at end of period (000 omitted)	$370,760	$406,478	$319,641	$238,136	$306,209	$212,634

See Notes to Financial Statements
12

MFS Global Growth Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Global Growth Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$617,384,070	$—	$—	$617,384,070
Canada	49,645,434	—	—	49,645,434
France	20,060,071	26,938,397	—	46,998,468
China	41,258,025	—	—	41,258,025
Taiwan	26,443,202	—	—	26,443,202
India	23,045,429	—	—	23,045,429
Japan	21,718,411	—	—	21,718,411
Switzerland	12,082,041	5,677,094	—	17,759,135
Peru	12,414,870	—	—	12,414,870
Other Countries	2,158,037	30,418,508	—	32,576,545
Investment Companies	5,994,621	—	—	5,994,621
Total	$832,204,211	$63,033,999	$—	$895,238,210
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
15

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
16

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$3,172,015
Long-term capital gains	16,627,449
Total distributions	$19,799,464
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$612,417,263
Gross appreciation	316,829,799
Gross depreciation	(34,008,852)
Net unrealized appreciation (depreciation)	$282,820,947
As of 10/31/24
Undistributed ordinary income	5,209,587
Undistributed long-term capital gain	42,992,911
Other temporary differences	(952,396)
Net unrealized appreciation (depreciation)	351,327,683
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$17,855,111	$7,173,341
Class B	90,082	60,509
Class C	689,665	286,044
Class I	7,833,637	3,087,807
Class R1	48,095	18,927
Class R2	104,877	51,396
Class R3	781,923	376,181
Class R4	540,692	194,168
Class R6	20,263,911	8,551,091
Total	$48,207,993	$19,799,464
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
17

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $65,315, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this reduction amounted to $384,852, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,823 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 445,777
Class B	0.75%	0.25%	1.00%	1.00%	6,943
Class C	0.75%	0.25%	1.00%	1.00%	54,134
Class R1	0.75%	0.25%	1.00%	1.00%	3,780
Class R2	0.25%	0.25%	0.50%	0.50%	5,178
Class R3	—	0.25%	0.25%	0.25%	19,276
Total Distribution and Service Fees					$535,088
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2025, this rebate amounted to $67, $1, and $1 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$1,964
Class B	13
Class C	279
18

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $58,861, which equated to 0.0124% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $251,480.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$143
8/19/2024	Redemption	Class R2	2	117
8/19/2024	Redemption	Class R3	3	198
8/19/2024	Redemption	Class R4	2	147
During the six months ended April 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $814,381.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $99,377,122 and $131,243,388, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
19

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	164,928	$10,183,380	424,120	$26,038,282
Class B	452	22,796	1,191	52,965
Class C	13,710	663,106	26,938	1,296,666
Class I	353,845	23,634,930	610,173	38,375,042
Class R1	1,074	53,830	5,962	297,818
Class R2	4,493	268,140	3,553	204,180
Class R3	16,057	999,606	39,960	2,414,702
Class R4	40,864	2,600,605	57,137	3,560,377
Class R6	458,510	29,686,351	1,645,629	103,325,153
	1,053,933	$68,112,744	2,814,663	$175,565,185
Shares issued to shareholders in reinvestment of distributions
Class A	277,625	$17,096,158	117,603	$6,852,747
Class B	1,854	90,082	1,289	60,472
Class C	14,416	688,806	6,174	285,160
Class I	121,641	7,782,575	50,816	3,070,832
Class R1	1,010	48,095	411	18,927
Class R2	1,806	104,877	930	51,396
Class R3	12,795	781,923	6,504	376,181
Class R4	8,704	540,692	3,305	194,168
Class R6	309,247	19,807,282	137,855	8,338,857
	749,098	$46,940,490	324,887	$19,248,740
Shares reacquired
Class A	(418,598)	$(25,872,374)	(748,596)	$(46,232,253)
Class B	(9,820)	(487,795)	(22,306)	(1,123,753)
Class C	(29,954)	(1,418,649)	(61,151)	(2,956,527)
Class I	(217,814)	(14,002,476)	(653,882)	(41,570,978)
Class R1	(7,592)	(386,109)	(2,233)	(106,189)
Class R2	(4,223)	(247,606)	(15,976)	(942,738)
Class R3	(31,814)	(1,977,235)	(78,948)	(4,842,054)
Class R4	(117,793)	(6,903,353)	(35,078)	(2,161,423)
Class R6	(815,689)	(52,328,849)	(1,616,966)	(103,987,757)
	(1,653,297)	$(103,624,446)	(3,235,136)	$(203,923,672)
Net change
Class A	23,955	$1,407,164	(206,873)	$(13,341,224)
Class B	(7,514)	(374,917)	(19,826)	(1,010,316)
Class C	(1,828)	(66,737)	(28,039)	(1,374,701)
Class I	257,672	17,415,029	7,107	(125,104)
Class R1	(5,508)	(284,184)	4,140	210,556
Class R2	2,076	125,411	(11,493)	(687,162)
Class R3	(2,962)	(195,706)	(32,484)	(2,051,171)
Class R4	(68,225)	(3,762,056)	25,364	1,593,122
Class R6	(47,932)	(2,835,216)	166,518	7,676,253
	149,734	$11,428,788	(95,586)	$(9,109,747)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $2,383 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,272,356	$53,289,423	$57,565,658	$(1,955)	$455	$5,994,621
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,256	$—
21

MFS Global Growth Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VIII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	4,806,996,934.640	127,442,272.330
John A. Caroselli	4,815,813,894.304	118,625,312.666
Maureen R. Goldfarb	4,817,014,957.489	117,424,249.481
Peter D. Jones	4,817,471,988.433	116,967,218.538
John P. Kavanaugh	4,813,994,642.247	120,444,564.723
James W. Kilman, Jr.	4,818,803,835.388	115,635,371.583
Clarence Otis, Jr.	4,809,941,139.830	124,498,067.140
Michael W. Roberge	4,823,361,262.724	111,077,944.246
Maryanne L. Roepke	4,820,364,533.385	114,074,673.585
Paula E. Smith	4,820,418,496.591	114,020,710.380
Laurie J. Thomsen	4,816,329,928.759	118,109,278.211
Darrell A. Williams	4,818,239,657.414	116,199,549.557
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.6%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$ 1,977,176
Boeing Co., 6.528%, 5/01/2034	10,458,000	11,233,399
Boeing Co., 5.705%, 5/01/2040	24,359,000	23,646,835
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,075,064
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,376,102
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,601,860
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	31,259,536
		$104,169,972
Asset-Backed & Securitized – 21.1%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.084% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$ 2,574,546
ACREC 2023-FL2 LLC, “AS”, FLR, 7.154% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,495,832
ACREC 2025-FL3 LLC, “B”, FLR, 6.261% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,922,410
ACREC 2025-FL3 LLC, “C”, FLR, 6.611% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,258,846
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	3,025,574	3,023,472
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,107,824
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,751,045
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,050,948
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	17,433,315	17,393,635
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	16,727,687	16,769,949
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	9,831,902	9,777,720
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.036% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,882,429
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.286% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,457,479
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	529,918
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.786% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	35,134,386	34,979,373
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.136% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,309,677
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,114,955
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,874,941
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.795% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	3,139,869	3,125,275
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.645% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	3,741,000	3,719,836
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.345% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,794,190
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.095% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,457,758
AREIT 2022-CRE6 Trust, “B”, FLR, 6.2% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,942,584
AREIT 2022-CRE6 Trust, “E”, FLR, 7.75% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,413,377
AREIT 2022-CRE7 LLC, “B”, FLR, 7.572% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,005,034
AREIT 2025-CRE10 Ltd., “B”, FLR, 6.17% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,395,900
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	901,307	908,379
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.179% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,373,696
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.769% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,100,000	12,138,950
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.219% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	29,386,111	28,766,652
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.782% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	9,959,130
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	37,667	73,365
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	469,799
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.35%, 12/15/2055	3,226,076	3,435,553
BDS 2021-FL9 Ltd., “C”, FLR, 6.334% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,226,243
BDS 2024-FL13 Ltd., “A”, FLR, 5.896% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,361,345
BDS 2024-FL13 Ltd., “AS”, FLR, 6.308% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,261,911
BDS 2025-FL 14 Ltd., “C”, FLR, 6.211% (SOFR - 1mo. + 1.8926%), 10/21/2042 (n)	20,000,000	19,937,317
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	954,487
MFOFS-SEM

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	$5,000,000	$ 4,659,936
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,579,107
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,614,592
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, FLR, 6.669% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,001,508
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.029% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,002,263
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.163% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	14,351,672	14,261,974
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.712% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,414,020
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.236% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,231,000	1,219,585
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,283,914
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,353,757
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.145% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,954,811
BSPRT 2024-FL1 Issuer Ltd., “AS”, FLR, 6.417% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	13,976,679
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	3,029,799	3,075,774
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	14,359,984	14,260,145
BXMT 2021-FL4 Ltd., “B”, FLR, 5.993% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,035,899
CIFC Funding 2016-IA CR3, Ltd., FLR, 5.969% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	5,250,000	5,166,189
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	7,115,478	7,144,020
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	11,725,657	11,752,378
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	6,883,604	6,926,402
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	15,256,830	15,173,267
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,155,929
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,342,791
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,785,465
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 7%, 8/15/2056	6,906,487	7,260,696
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	29,812,500	30,239,206
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	236,223	235,894
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	5,574,780	5,656,600
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	1,335,646	1,336,698
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 6.019% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,229,328
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.581% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,001,082
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.072% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,056,613
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.906% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	7,250,000	7,227,380
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	4,065,000	4,089,991
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,509,211
Empire District Bondco LLC, 4.943%, 1/01/2033	7,814,996	7,891,230
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	4,888,388	4,968,321
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,916,231
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	922,053
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	9,473,000	9,475,165
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	3,353,291	3,383,713
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,282,136
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,018,148
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.819% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,315,109
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.969% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	12,873,757
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.097% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,513,428
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 6.947% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	3,004,557
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,133,077
KREF 2021-FL2 Ltd., “D”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,788,081
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	3,000,000	2,960,601
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.169% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	23,501,500	23,089,629
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.544% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	2,991,936
Magnetite XXXIX Ltd., 2023-39A, FLR, 5.982% (SOFR - 3mo. + 1.7%), 1/25/2037 (n)	8,000,000	7,863,576
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.272% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,043,005

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL4 Ltd., “AS”, FLR, 6.543% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	$5,547,500	$ 5,549,226
MF1 2020-FL4 Ltd., “B”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	4,829,000	4,830,524
MF1 2020-FL4 Ltd., “C”, FLR, 8.043% (SOFR - 1mo. + 3.7145%), 12/15/2035 (n)	6,500,000	6,502,030
MF1 2021-FL5 Ltd., “AS”, FLR, 5.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,000,000	995,203
MF1 2021-FL5 Ltd., “B”, FLR, 5.893% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,287,602
MF1 2021-FL5 Ltd., “C”, FLR, 6.142% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,241,189
MF1 2021-FL5 Ltd., “D”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,987,247
MF1 2021-FL6 Ltd., “AS”, FLR, 5.884% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,179,645
MF1 2021-FL6 Ltd., “C”, FLR, 6.284% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,385,266
MF1 2022-FL10 Ltd., “B”, FLR, 8.054% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,477,447
MF1 2022-FL8 Ltd., “A”, FLR, 5.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	7,316,510	7,281,845
MF1 2022-FL8 Ltd., “D”, FLR, 6.969% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,854,446
MF1 2022-FL8 Ltd., “E”, FLR, 7.469% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,330,410
MF1 2022-FL9 LLC, “B”, FLR, 7.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,005,516
MF1 2024-FL14 LLC, “B”, FLR, 7.009% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,227,235
MF1 2024-FL14 LLC, “C”, FLR, 7.608% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,984,949
MF1 2024-FL14 LLC, “D”, FLR, 9.158% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,572,033
MF1 2024-FL15 LLC, “B”, FLR, 6.811% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,119,752
MF1 2024-FL15 LLC, “C”, FLR, 7.26% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,421,587
MF1 2024-FL16 Ltd., “B”, FLR, 6.462% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,806,738
MF1 2024-FL16 Ltd., “C”, FLR, 6.862% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,745,712
MF1 2025-FL17 LLC, “B”, FLR, 6.112% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,424,499	12,273,082
MF1 2025-FL17 LLC, “C”, FLR, 6.412% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	13,900,000	13,708,194
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	11,723,089	11,809,276
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,684,932
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,219,190
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,288,009
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,570,497
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 6.125% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,348,533
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	22,203,867	22,329,814
New Residential Mortgage Loan Trust, 2025-NQM2, “A-1”, 5.566%, 5/25/2065 (n)	11,453,851	11,528,395
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.165% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,690,009
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	4,866,626	4,910,052
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	8,854,825	8,795,835
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	11,755,571	11,793,544
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,535,796	5,571,953
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	9,175,514	9,195,774
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	24,943,615	24,979,629
OZLM Funding Ltd., 2012-2A, “A2RA”, FLR, 6.08% (SOFR - 3mo. + 1.8%), 7/30/2031 (n)	20,000,000	19,976,340
OZLM Funding Ltd., 2012-2A, “BR3”, FLR, 6.58% (SOFR - 3mo. + 2.3%), 7/30/2031 (n)	17,400,000	17,402,593
OZLM Ltd., 2017-21A, “BR”, FLR, 6.169% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,426,135
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 5.318% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	274,757	274,715
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 6.571% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,832,001
PFP III 2024-11 Ltd., “AS”, FLR, 6.49% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,115,801
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	24,183,214	24,262,387
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.391% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,768,230
ReadyCap Commercial Mortgage Trust, 2023-FL12 LLC, FLR, 6.662% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	1,808,323	1,809,454
Rockford Tower CLO 2020-1A, Ltd., “CRR”, FLR, 6.169% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	11,873,052
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	9,335,000	9,370,748
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	156,864	156,929
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.906% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,628,185
SHR Trust, 2024-LXRY, “B”, 6.772%, 10/15/2041 (n)	24,740,364	24,547,080
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.234%, 4/18/2038 (n)	3,000,000	2,942,948

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.095% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	$2,750,000	$ 2,616,254
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,681,500	3,731,536
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	895,500	917,791
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.292% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,687,823
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,028,465
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.506% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	28,772,054
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	4,237,568	4,262,236
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	6,355,172	6,361,769
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	3,927,270	3,921,938
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	5,280,257	5,324,292
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.818% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,738,112
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.831% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,000,224
Voya CLO 2016-1A Ltd., “BR”, FLR, 6.331% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,909,956
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,697,859
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,379,478
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,445,158
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,479,856
		$1,388,556,365
Automotive – 1.1%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$ 22,466,047
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,821,330
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,000,724
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,392,096
LKQ Corp., 6.25%, 6/15/2033	19,133,000	19,737,801
Wabash National Corp., 4.5%, 10/15/2028 (n)	14,233,000	11,986,137
		$72,404,135
Broadcasting – 0.3%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$22,151,000	$ 18,967,469
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$ 11,771,233
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,625,433
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,994,580
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,781,082
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,026,837
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	23,685,225
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	14,834,917
		$81,719,307
Building – 0.8%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$ 5,090,318
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	23,153,047
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,435,037
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	18,550,000	16,378,874
		$51,057,276
Business Services – 0.2%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$ 3,208,888
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,258,235
		$12,467,123

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$16,300,000	$ 15,135,922
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		9,000,000	7,581,494
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		10,000,000	9,314,457
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		7,000,000	5,679,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		1,824,000	1,155,273
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053		5,342,000	4,222,575
Time Warner Cable, Inc., 4.5%, 9/15/2042		2,031,000	1,521,001
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		27,000,000	23,671,165
			$68,281,225
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)		$9,940,000	$ 9,003,855
Chemours Co., 8%, 1/15/2033 (n)		9,940,000	8,957,123
			$17,960,978
Conglomerates – 1.2%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$7,965,000	$ 8,077,378
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		7,724,000	7,876,594
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,234,577
Regal Rexnord Corp., 6.3%, 2/15/2030		14,247,000	14,714,639
Regal Rexnord Corp., 6.4%, 4/15/2033		26,527,000	27,031,111
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		7,534,000	7,556,995
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		6,667,000	6,848,398
			$81,339,692
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034		$16,397,000	$ 16,937,644
CBRE Services, Inc., 4.8%, 6/15/2030 (w)		9,970,000	9,914,287
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		19,500,000	15,399,204
			$42,251,135
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$ 23,672,199
Emerging Market Quasi-Sovereign – 0.4%
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$2,660,769	$ 2,642,808
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		7,454,000	6,977,597
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		11,687,000	11,798,027
Petroleos Mexicanos, 5.95%, 1/28/2031		5,650,000	4,674,606
			$26,093,038
Emerging Market Sovereign – 1.4%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$ 11,539,446
Dominican Republic, 4.875%, 9/23/2032 (n)		7,909,000	7,092,396
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	13,601,663
Republic of Angola, 8%, 11/26/2029		12,805,000	10,205,073
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	551,000	539,259
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$12,331,000	11,637,381
Republic of Serbia, 6%, 6/12/2034 (n)		12,765,000	12,604,666
Republic of South Africa, 7.1%, 11/19/2036		12,075,000	11,509,461
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	8,958,353
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,092,495
			$93,780,193

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.1%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)	$11,827,000	$ 11,401,228
Occidental Petroleum Corp., 6.625%, 9/01/2030	14,500,000	14,997,162
Occidental Petroleum Corp., 5.55%, 10/01/2034	6,292,000	5,872,737
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	28,934,000	30,491,894
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	10,896,000	10,022,374
		$72,785,395
Energy - Integrated – 0.5%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$10,000,000	$ 9,957,091
Eni S.p.A., 5.5%, 5/15/2034 (n)	25,000,000	24,777,178
		$34,734,269
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$19,750,000	$ 19,284,680
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028	$6,892,000	$ 7,096,989
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,000,000	4,417,875
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,342,000	2,267,334
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	9,944,000	9,320,673
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	3,115,000	3,211,980
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	3,124,000	3,206,392
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	11,500,000	11,812,777
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	7,169,000	7,123,762
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	14,500,000	14,249,490
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	20,000,000	19,809,835
		$82,517,107
Food & Beverages – 1.4%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$ 865,065
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,381,692
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,293,000	2,194,316
Constellation Brands, Inc., 4.8%, 5/01/2030 (w)	5,870,000	5,880,312
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	9,843,000	10,129,223
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	2,686,000	2,727,321
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	16,755,018
Performance Food Group Co., 6.125%, 9/15/2032 (n)	17,813,000	17,818,290
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	15,081,680
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	13,492,000	13,380,002
		$94,212,919
Forest & Paper Products – 0.2%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035 (n)	$12,000,000	$ 12,014,179
Gaming & Lodging – 0.2%
Las Vegas Sands Corp., 5.625%, 6/15/2028 (w)	$10,681,000	$ 10,705,511
Marriott International, Inc., 2.85%, 4/15/2031	654,000	584,708
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,750,484
		$15,040,703
Industrial – 0.5%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$ 31,107,313

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.4%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$ 18,346,260
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	385,961
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,103,548
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,903,796
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,307,949
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	14,309,854
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	9,681,000	9,821,697
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	34,148,828
		$93,327,893
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$ 6,478,255
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$ 16,133,171
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	8,000,000	7,722,731
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,178,770
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,845,564
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,188,006
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	14,885,648
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,568,533
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,008,870
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,715,285
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,612,692
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	411,497
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,577,279
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,844,777
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,504,843
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,714,729
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,372,490
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	18,572,000	19,026,921
		$184,311,806
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$ 3,750,793
Machinery & Tools – 0.7%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$ 20,407,117
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	12,868,115
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,461,186
		$42,736,418
Major Banks – 5.6%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$ 8,653,917
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	575,250
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,185,136
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,990,719
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,531,542
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	19,835,000	19,792,421
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,266,407
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,321,751
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,664,522
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,324,284

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$5,000,000	$ 4,711,851
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,656,487
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,378,020
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	22,936,755
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,900,245
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,901,322
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,134,712
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,344,934
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,764,702
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,809,693
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,889,112
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,011,124
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	525,577
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,043,120
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	663,552
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,545,670
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,874,450
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,765,831
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,998,450
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,843,735
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,509,084
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,876,810
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	14,932,254
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,101,401
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	14,924,710
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	6,994,561
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	25,460,725
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,164,410
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,361,457
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,398,598
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,351,508
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	7,926,249
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,603,949
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,429,050
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,997,663
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,408,515
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,699,656
		$366,145,891
Medical & Health Technology & Services – 0.7%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$ 5,220,675
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	5,843,791
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,897,546
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,172,495
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,034,920
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	565,322
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	14,752,722
		$47,487,471
Metals & Mining – 1.8%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$ 8,057,888
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	20,519,354
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,150,761
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	26,955,000	24,395,127

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$7,907,000	$ 7,030,834
Novelis, Inc., 3.875%, 8/15/2031 (n)	24,060,000	20,765,738
Rio Tinto Finance (USA) PLC, 5.25%, 3/14/2035	19,224,000	19,296,302
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	12,590,061	11,748,722
		$116,964,726
Midstream – 2.6%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$ 24,926,277
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	9,959,633
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	22,564,488
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,257,488
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,715,344
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,567,738
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,008,687
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,823,823
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	19,780,399
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,729,912
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,445,997
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,790,039
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,523,175
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	20,000,000	20,005,500
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	14,910,000	14,045,217
		$173,143,717
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$4,770	$ 4,926
Fannie Mae, 3%, 2/25/2033 (i)	139,822	10,299
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	17,492	18,005
Fannie Mae, 6%, 11/01/2034	55,309	57,564
Fannie Mae, UMBS, 2.5%, 3/01/2050	44,696	37,725
Fannie Mae, UMBS, 4.5%, 8/01/2052	123,849	118,673
Freddie Mac, 1.208%, 6/25/2030 (i)	31,929,104	1,520,161
Freddie Mac, UMBS, 4.5%, 7/01/2052	170,612	163,475
Ginnie Mae, 3%, 9/20/2047	72,304	64,772
		$1,995,600
Municipals – 0.9%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$ 4,845,591
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	1,052,584
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	359,080
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,802,764
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,100,881
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,379,026
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	7,760,000	7,799,960
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	29,895,000	31,015,647
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,709,143
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,520,261
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,026,943
		$60,611,880

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$ 4,555,466
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$ 19,350,490
Oils – 0.2%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	$12,325,000	$ 11,491,830
Other Banks & Diversified Financials – 1.4%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$8,553,000	$ 8,881,389
Discover Financial Services, 6.7%, 11/29/2032	22,683,000	24,189,271
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	11,001,344
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,875,426
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,047,950
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,057,324
		$89,052,704
Pharmaceuticals – 0.5%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$ 15,675,521
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	19,000,000	17,920,204
		$33,595,725
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$ 3,449,965
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	25,908,776
		$29,358,741
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$ 9,053,715
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,399,154
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,412,620
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,157,163
Boston Properties LP, REIT, 5.75%, 1/15/2035	13,000,000	12,820,853
		$51,843,505
Real Estate - Retail – 0.7%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$ 6,753,969
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,325,772
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,200,135
STORE Capital Corp., REIT, 2.7%, 12/01/2031	3,000,000	2,539,469
		$42,819,345
Retailers – 0.9%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$ 2,015,035
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	24,694,232
AutoNation, Inc., 5.89%, 3/15/2035	31,027,000	30,669,414
		$57,378,681

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$ 6,962,085
International Flavors & Fragrances, Inc., 5%, 9/26/2048	13,000,000	10,815,531
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,300,328
		$28,077,944
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$ 14,991,012
Telecommunications - Wireless – 0.8%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$ 20,228,552
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,216,616
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	6,937,473
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,085,578
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,462,500
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,147,165
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,170,793
		$51,248,677
Tobacco – 1.0%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$ 1,839,159
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,406,595
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,368,750
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	20,611,010
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,854,945
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,144,076
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,162,067
		$68,386,602
Transportation - Services – 0.1%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$ 2,469,761
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	292,234
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	667,402
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	206,282
		$3,635,679
U.S. Treasury Obligations – 34.6%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$11,300,000	$ 7,563,055
U.S. Treasury Bonds, 2.375%, 2/15/2042	98,843,000	72,468,135
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	126,409,562
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,382,793
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	136,348,245
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	200,749,094
U.S. Treasury Bonds, 4.5%, 2/15/2044	232,200,000	226,893,868
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	20,146,500
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,435,530
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,871,199
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	100,347,047
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	38,561,099
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	134,770,991
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	47,765,332
U.S. Treasury Bonds, 4.25%, 2/15/2054	117,400,000	108,709,648
U.S. Treasury Notes, 0.875%, 6/30/2026	138,000,000	133,380,235
U.S. Treasury Notes, 4.375%, 12/15/2026	167,900,000	169,690,496

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 1/31/2027	$92,800,000	$ 93,521,375
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	153,000,000	149,868,281
U.S. Treasury Notes, 4.5%, 4/15/2027	141,400,000	143,736,414
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	83,389,226
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	182,235,625
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	69,084,031
		$2,269,327,781
Utilities - Electric Power – 1.6%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$34,169,000	$ 38,661,606
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,625,196
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	309,741
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	5,768,000	5,684,815
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,144,834
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	778,972
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,157,615
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,187,839
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,929,437
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	15,615,690
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,454,367
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	9,050,000	8,956,644
		$105,506,756
Total Bonds (Identified Cost, $6,462,584,231)		$6,421,992,060
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $91,720,112)	91,715,986	$ 91,715,986
Other Assets, Less Liabilities – 0.8%		51,480,327
Net Assets – 100.0%		$6,565,188,373
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $91,715,986 and $6,421,992,060, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,447,286,672, representing 37.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

MFS Income Fund
Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,446,049	EUR	2,155,697	Barclays Bank PLC	7/18/2025	$(8,138)
USD	3,295,269	EUR	2,904,524	JPMorgan Chase Bank N.A.	7/18/2025	(11,432)
USD	4,566,346	EUR	4,020,969	State Street Corp.	7/18/2025	(11,390)
USD	226,536	MXN	4,651,959	State Street Corp.	7/18/2025	(8,217)
						$(39,177)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,105	$438,152,462	June – 2025	$3,928,014
U.S. Treasury Note 5 yr	Long	USD	5,317	580,591,479	June – 2025	12,941,365
						$16,869,379
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,167	$133,895,015	June – 2025	$(2,175,927)
At April 30, 2025, the fund had liquid securities with an aggregate value of $7,771,611 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $6,462,584,231)	$6,421,992,060
Investments in affiliated issuers, at value (identified cost, $91,720,112)	91,715,986
Cash	629,602
Receivables for
Net daily variation margin on open futures contracts	872,497
Investments sold	5,963,670
Fund shares sold	18,225,682
Interest and dividends	64,364,320
Other assets	101,753
Total assets	$6,603,865,570
Liabilities
Payables for
Distributions	$212,029
Forward foreign currency exchange contracts	39,177
When-issued investments purchased	26,409,439
Fund shares reacquired	10,231,112
Payable to affiliates
Investment adviser	6,486
Administrative services fee	3,003
Shareholder servicing costs	1,513,047
Distribution and service fees	14,370
Payable for independent Trustees' compensation	17,548
Accrued expenses and other liabilities	230,986
Total liabilities	$38,677,197
Net assets	$6,565,188,373
Net assets consist of
Paid-in capital	$6,697,571,533
Total distributable earnings (loss)	(132,383,160)
Net assets	$6,565,188,373
Shares of beneficial interest outstanding	1,114,529,251
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$900,346,331	152,594,137	$5.90
Class B	773,703	131,961	5.86
Class C	37,166,120	6,358,497	5.85
Class I	3,965,980,445	673,724,328	5.89
Class R6	1,660,921,774	281,720,328	5.90
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.16 [100 / 95.75 x $5.90]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Interest	$165,239,715
Dividends from affiliated issuers	1,951,745
Other	49,797
Total investment income	$167,241,257
Expenses
Management fee	$12,675,608
Distribution and service fees	1,266,313
Shareholder servicing costs	2,276,530
Administrative services fee	293,184
Independent Trustees' compensation	55,360
Custodian fee	127,989
Shareholder communications	118,312
Audit and tax fees	43,506
Legal fees	11,500
Miscellaneous	273,138
Total expenses	$17,141,440
Fees paid indirectly	(13,819)
Reduction of expenses by investment adviser and distributor	(2,039,647)
Net expenses	$15,087,974
Net investment income (loss)	$152,153,283
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(10,186,615)
Affiliated issuers	(5,733)
Futures contracts	(12,192,656)
Forward foreign currency exchange contracts	152,473
Foreign currency	(54,412)
Net realized gain (loss)	$(22,286,943)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,799,127)
Affiliated issuers	(8,796)
Futures contracts	23,203,594
Forward foreign currency exchange contracts	(334,835)
Translation of assets and liabilities in foreign currencies	45,351
Net unrealized gain (loss)	$(2,893,813)
Net realized and unrealized gain (loss)	$(25,180,756)
Change in net assets from operations	$126,972,527
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$152,153,283	$225,692,524
Net realized gain (loss)	(22,286,943)	(10,649,687)
Net unrealized gain (loss)	(2,893,813)	208,859,077
Change in net assets from operations	$126,972,527	$423,901,914
Total distributions to shareholders	$(159,006,033)	$(228,170,351)
Change in net assets from fund share transactions	$926,823,583	$2,774,637,555
Total change in net assets	$894,790,077	$2,970,369,118
Net assets
At beginning of period	5,670,398,296	2,700,029,178
At end of period	$6,565,188,373	$5,670,398,296
See Notes to Financial Statements

MFS Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.93	$5.55	$5.70	$7.05	$7.04	$6.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.27	$0.16	$0.14	$0.18
Net realized and unrealized gain (loss)	(0.02)	0.38	(0.15)	(1.28)	0.04	0.25
Total from investment operations	$0.12	$0.67	$0.12	$(1.12)	$0.18	$0.43
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.27)	$(0.16)	$(0.16)	$(0.19)
From net realized gain	—	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.15)	$(0.29)	$(0.27)	$(0.23)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$5.90	$5.93	$5.55	$5.70	$7.05	$7.04
Total return (%) (r)(s)(t)(x)	1.99(n)	12.23	1.99	(16.28)	2.67	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.84	0.89	0.93	0.95	0.99
Expenses after expense reductions (f)	0.73(a)	0.73	0.73	0.73	0.73	0.76
Net investment income (loss)	4.81(a)	4.89	4.65	2.55	2.02	2.64
Portfolio turnover rate	13(n)	50	46	55	64	95
Net assets at end of period (000 omitted)	$900,346	$843,021	$521,281	$349,679	$329,668	$250,293

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.90	$5.51	$5.66	$7.00	$6.99	$6.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.22	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss)	(0.04)	0.40	(0.14)	(1.27)	0.04	0.24
Total from investment operations	$0.08	$0.64	$0.08	$(1.16)	$0.13	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.23)	$(0.11)	$(0.11)	$(0.14)
From net realized gain	—	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.12)	$(0.25)	$(0.23)	$(0.18)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$5.86	$5.90	$5.51	$5.66	$7.00	$6.99
Total return (%) (r)(s)(t)(x)	1.44(n)	11.64	1.22	(16.90)	1.91	5.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.59	1.64	1.68	1.70	1.74
Expenses after expense reductions (f)	1.48(a)	1.48	1.48	1.48	1.48	1.51
Net investment income (loss)	4.07(a)	4.15	3.85	1.68	1.30	1.92
Portfolio turnover rate	13(n)	50	46	55	64	95
Net assets at end of period (000 omitted)	$774	$1,172	$1,413	$2,005	$4,365	$6,402
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.88	$5.50	$5.65	$6.98	$6.97	$6.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.23	$0.11	$0.09	$0.13
Net realized and unrealized gain (loss)	(0.03)	0.39	(0.15)	(1.26)	0.04	0.24
Total from investment operations	$0.09	$0.63	$0.08	$(1.15)	$0.13	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.23)	$(0.11)	$(0.11)	$(0.14)
From net realized gain	—	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.12)	$(0.25)	$(0.23)	$(0.18)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$5.85	$5.88	$5.50	$5.65	$6.98	$6.97
Total return (%) (r)(s)(t)(x)	1.61(n)	11.47	1.21	(16.81)	1.91	5.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.59	1.64	1.68	1.70	1.74
Expenses after expense reductions (f)	1.48(a)	1.48	1.48	1.48	1.48	1.51
Net investment income (loss)	4.06(a)	4.13	3.89	1.74	1.30	1.90
Portfolio turnover rate	13(n)	50	46	55	64	95
Net assets at end of period (000 omitted)	$37,166	$32,737	$16,494	$10,201	$14,461	$19,035

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.92	$5.54	$5.69	$7.03	$7.03	$6.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.29	$0.18	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.03)	0.39	(0.15)	(1.28)	0.03	0.25
Total from investment operations	$0.12	$0.69	$0.14	$(1.10)	$0.19	$0.45
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.29)	$(0.17)	$(0.18)	$(0.21)
From net realized gain	—	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.29)	$(0.24)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$5.89	$5.92	$5.54	$5.69	$7.03	$7.03
Total return (%) (r)(s)(t)(x)	2.12(n)	12.52	2.24	(15.97)	2.78	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.59	0.64	0.68	0.70	0.74
Expenses after expense reductions (f)	0.48(a)	0.48	0.48	0.48	0.48	0.51
Net investment income (loss)	5.05(a)	5.13	4.92	2.92	2.26	2.86
Portfolio turnover rate	13(n)	50	46	55	64	95
Net assets at end of period (000 omitted)	$3,965,980	$3,438,464	$1,561,588	$439,494	$159,393	$114,592
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.93	$5.55	$5.70	$7.04	$7.04	$6.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.29	$0.19	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.02)	0.38	(0.15)	(1.28)	0.04	0.25
Total from investment operations	$0.13	$0.69	$0.14	$(1.09)	$0.20	$0.45
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	—	—	—	(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.16)	$(0.31)	$(0.29)	$(0.25)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$5.90	$5.93	$5.55	$5.70	$7.04	$7.04
Total return (%) (r)(s)(t)(x)	2.17(n)	12.61	2.33	(15.87)	2.87	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.50	0.55	0.60	0.61	0.66
Expenses after expense reductions (f)	0.39(a)	0.39	0.39	0.40	0.40	0.43
Net investment income (loss)	5.15(a)	5.22	4.99	2.99	2.28	2.95
Portfolio turnover rate	13(n)	50	46	55	64	95
Net assets at end of period (000 omitted)	$1,660,922	$1,355,004	$599,254	$256,953	$86,441	$26,095

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,269,327,781	$—	$2,269,327,781
Non - U.S. Sovereign Debt	—	123,624,024	—	123,624,024
Municipal Bonds	—	60,611,880	—	60,611,880
U.S. Corporate Bonds	—	1,774,593,126	—	1,774,593,126
Residential Mortgage-Backed Securities	—	236,728,938	—	236,728,938
Commercial Mortgage-Backed Securities	—	247,067,809	—	247,067,809
Asset-Backed Securities (including CDOs)	—	906,755,218	—	906,755,218
Foreign Bonds	—	803,283,284	—	803,283,284
Investment Companies	91,715,986	—	—	91,715,986
Total	$91,715,986	$6,421,992,060	$—	$6,513,708,046
Other Financial Instruments
Futures Contracts – Assets	$16,869,379	$—	$—	$16,869,379
Futures Contracts – Liabilities	(2,175,927)	—	—	(2,175,927)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(39,177)	—	(39,177)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$16,869,379	$(2,175,927)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(39,177)
Total		$16,869,379	$(2,215,104)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(12,192,656)	$—
Foreign Exchange	—	152,473
Total	$(12,192,656)	$152,473
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$23,203,594	$—
Foreign Exchange	—	(334,835)
Total	$23,203,594	$(334,835)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$228,170,351
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$6,559,034,544
Gross appreciation	58,344,406
Gross depreciation	(103,670,904)
Net unrealized appreciation (depreciation)	$(45,326,498)
As of 10/31/24
Undistributed ordinary income	24,671,586
Capital loss carryforwards	(78,335,509)
Other temporary differences	(24,536,817)
Net unrealized appreciation (depreciation)	(22,148,914)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(30,494,007)
Long-Term	(47,841,502)
Total	$(78,335,509)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$21,883,906	$34,927,527
Class B	21,988	52,969
Class C	746,282	1,070,912
Class I	96,740,118	138,626,367
Class R6	39,613,739	53,492,576
Total	$159,006,033	$228,170,351
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion and up to $5 billion	0.40%
In excess of $5 billion	0.35%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $867,008, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $417,343, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this reduction amounted to $755,201, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,139 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,086,666
Class B	0.75%	0.25%	1.00%	1.00%	5,133
Class C	0.75%	0.25%	1.00%	1.00%	174,514
Total Distribution and Service Fees					$1,266,313
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2025, this rebate amounted to $95 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$57,406
Class B	28
Class C	3,868
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $79,597, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,196,933.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0097% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$15
8/19/2024	Redemption	Class I	5	29

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$753,068,002	$374,733,310
Non-U.S. Government securities	930,049,879	412,361,234
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,365,869	$161,284,860	66,613,151	$393,865,062
Class B	11,011	64,250	29,685	176,238
Class C	1,431,755	8,358,707	3,596,140	21,088,723
Class I	195,581,506	1,148,879,412	418,268,148	2,467,750,871
Class R6	77,283,317	454,813,405	141,694,850	836,950,187
	301,673,458	$1,773,400,634	630,201,974	$3,719,831,081
Shares issued to shareholders in reinvestment of distributions
Class A	3,675,103	$21,717,256	5,844,049	$34,584,163
Class B	3,706	21,767	8,986	52,784
Class C	127,309	745,720	182,497	1,070,312
Class I	16,378,872	96,625,044	23,423,373	138,400,193
Class R6	6,561,571	38,774,309	8,889,915	52,617,570
	26,746,561	$157,884,096	38,348,820	$226,725,022
Shares reacquired
Class A	(20,510,797)	$(120,424,846)	(24,319,998)	$(143,306,351)
Class B	(81,526)	(475,616)	(96,140)	(564,085)
Class C	(769,415)	(4,485,229)	(1,209,304)	(7,074,742)
Class I	(119,001,674)	(698,889,060)	(142,915,649)	(843,068,916)
Class R6	(30,636,564)	(180,186,396)	(30,121,645)	(177,904,454)
	(170,999,976)	$(1,004,461,147)	(198,662,736)	$(1,171,918,548)
Net change
Class A	10,530,175	$62,577,270	48,137,202	$285,142,874
Class B	(66,809)	(389,599)	(57,469)	(335,063)
Class C	789,649	4,619,198	2,569,333	15,084,293
Class I	92,958,704	546,615,396	298,775,872	1,763,082,148
Class R6	53,208,324	313,401,318	120,463,120	711,663,303
	157,420,043	$926,823,583	469,888,058	$2,774,637,555
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $13,286 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,051,622	$967,803,631	$948,124,738	$(5,733)	$(8,796)	$91,715,986
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,951,745	$—

MFS Income Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VIII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	4,806,996,934.640	127,442,272.330
John A. Caroselli	4,815,813,894.304	118,625,312.666
Maureen R. Goldfarb	4,817,014,957.489	117,424,249.481
Peter D. Jones	4,817,471,988.433	116,967,218.538
John P. Kavanaugh	4,813,994,642.247	120,444,564.723
James W. Kilman, Jr.	4,818,803,835.388	115,635,371.583
Clarence Otis, Jr.	4,809,941,139.830	124,498,067.140
Michael W. Roberge	4,823,361,262.724	111,077,944.246
Maryanne L. Roepke	4,820,364,533.385	114,074,673.585
Paula E. Smith	4,820,418,496.591	114,020,710.380
Laurie J. Thomsen	4,816,329,928.759	118,109,278.211
Darrell A. Williams	4,818,239,657.414	116,199,549.557

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.